Description of Business	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Description of Business

Note 1:   Description of Business

Redbox Entertainment Inc., a Delaware company, and subsidiaries (“Redbox” or the “Company”), operates self-serve kiosks in the United States where consumers can rent or purchase movies. As of December 31, 2021, the Company operated a network of approximately 38,000 self-service kiosks, in approximately 33,000 locations primarily at leading grocery stores, mass retailers, drug stores, dollar retailers, and convenience stores in every U.S. state and Puerto Rico (collectively the United States).

On October 22, 2021 (the “Closing Date”), we completed the acquisition of Seaport Global Acquisition Corp. (“Seaport”). The acquisition was completed pursuant to a Business Combination Agreement between the Company and Seaport dated May 16, 2021. The Business Combination is accounted for as a reverse recapitalization. Following the closing of the Business Combination, the combined company is organized in an “Up-C” structure in which the business of Redbox is operated by Redwood Intermediate and its subsidiaries and the Company’s only material direct asset consists of equity interests in Redwood Intermediate.

Pursuant to the Business Combination Agreement, the transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Seaport has been treated as the “acquired” company for financial reporting purposes. Under this method of accounting, the ongoing financial statements of the registrant will reflect the net assets of Redbox and Seaport at historical cost, with no goodwill or other intangible assets recognized. The shares and corresponding capital amounts prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement. For additional information on the Business Combination, see Note 3: Business Combination.

Redbox is an established brand and leading provider in the home video rental market in the United States. The Company is focused on providing its customers with the best value in entertainment and the most choice in how they consume it, through physical media and/or digital services. For its Legacy Business, the Company operates a nationwide network of approximately 38,000 self-service kiosks where consumers can rent or purchase new-release DVDs and Blu-ray DiscsTM (“movies”). The Company also generates service revenue by providing installation, merchandising and break-fix services to other kiosk businesses. Finally, the Company also produces, acquires, and distributes movies exclusively through its film distribution label, Redbox Entertainment LLC, providing rights to talent-led films that are distributed across Redbox services as well as through third party digital services. For its Digital Business, the Company provides both transactional and ad-supported digital streaming services, which include 1) Redbox On Demand, a transactional service which provides digital rental or purchase of new release and catalog movies and TV content, 2) Redbox Free On Demand (AVOD), an ad-supported service providing free movies and TV shows on demand, and 3) Redbox Free Live TV (FLTV), a free, ad-supported television service giving access to over 130 linear channels. The Company also sells third-party display advertising via its mobile app, website, and e-mails, as well as display and video advertising at the kiosk.

Redbox is undergoing a significant business expansion and digital transformation. The Company has transitioned from a pure-play DVD rental company to a multi-faceted entertainment company that provides tremendous value and choice by offering DVD rentals as well as multiple digital products across a variety of content windows including transactional (TVOD), ad-supported (AVOD) and being a distributor of feature films with a growing library of original content.

Redbox currently conducts its business through two operating segments: (1) Legacy Business and (2) Digital Business.

Up until December 2019, the Company also offered video games for rent or purchase through its kiosks. In December 2019, the Company withdrew from the video games business, which represented a very small percentage of its overall business. The Company believes that exiting the video games business allows it to generate more value at the kiosk by making more kiosk slots available for movies its customer seek, which drive the vast majority of its revenue and profitability. The last rental window for video games content expired prior to December 31, 2019. All purchasing, marketing, and distribution operations were discontinued by December 31, 2019. The Company completed final liquidation of its used video game inventory in April 2020, which were not material to the Company’s results of operations.